Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	687,519	833,469
Common stock redemption value (in Dollars per share)	$ 12.13	$ 11.1
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,193,750	5,193,750
Common stock, shares outstanding	5,193,750	5,193,750